Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	¥ 25,955			¥ 25,955
Less: accumulated amortization	(10,341)			(8,244)
Impairment	(15,614)	$ (2,331)	¥ 0
Intangible assets, net				17,711
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	3,300			3,300
Trade names
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	4,822			4,822
Developed technology
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	¥ 17,833			¥ 17,833
Minimum | Longye
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	3 years	3 years
Maximum | Longye
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	10 years	10 years